Summary of Significant Accounting Policies (Details) - Schedule of Net Income (Loss) Per Share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Income (Loss) Per Share [Abstract]
Net income (loss)					$ 483,430	$ (675,874)
Accretion of temporary equity to redemption value				$ (12,727,453)		(12,727,452)
Net income (loss) including accretion of temporary equity to redemption value					483,430	(13,403,326)
Less: Monthly extension fees			375,000		600,000
Less: Income on trust account to be allocated to redeemable shares	$ 357,678	$ 353,596	$ 1,762,208	$ 440,326	2,134,446	1,107,852
Net loss excluding income on trust account					$ (2,251,016)	$ (14,511,178)